FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Interest rate risk (Details) - Interest Rate Risk - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Debt composition
Percentage point increase in interest point	1.00%
Maximum
Debt composition
Increase in interest payable	$ 100,000
Fixed-rate instruments
Debt composition
Current financial liabilities	(62,490,975)	$ (69,126,607)	$ (82,888,890)
Non-current financial liabilities	(83,800,380)	(37,006,581)	(27,168,905)
Variable-rate instruments
Debt composition
Current financial liabilities	(1,230,760)	(177,213)	(2,643,628)
Non-current financial liabilities	$ (456,064)	$ (72,940)	$ (1,190,319)